Share-based compensation - Component (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,284	$ 789
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	456	235
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	289	237
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	489	293
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	35	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 15	$ 24